The Company and Nature of Operations (Sogou's Business, Voting Agreement) (Details) - Sogou [Member]	12 Months Ended
Dec. 31, 2019 Directors shares
Within three years following the completion of Sogou's IPO [Member]
Organization and Nature of Operations [Line Items]
Provisions of the Voting Agreement	Within three years following the completion of Sogou's IPO, Sohu will vote all Sogou Class B Ordinary Shares and any Sogou Class A Ordinary Shares held by it and Tencent will vote 45,578,896 of its Sogou Class B Ordinary Shares to elect a Board of Directors consisting of seven directors, four of whom will be appointed by Sohu, two of whom will be appointed by Tencent, and the seventh of whom will be Sogou's then chief executive officer.
Number of Directors entitled to elect or appoint under the Voting Agreement	7
After three years following the completion of Sogou's IPO [Member]
Organization and Nature of Operations [Line Items]
Provisions of the Voting Agreement	After three years following the completion of Sogou's IPO, Sohu will be entitled to choose to change the size and composition of Sogou's Board of Directors, subject to Tencent's right to appoint at least one director.
Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Combined voting power given to Sohu	50.10%
Sohu.com Limited [Member] | Within three years following the completion of Sogou's IPO [Member]
Organization and Nature of Operations [Line Items]
Number of Directors entitled to elect or appoint under the Voting Agreement	4
Tencent Holdings Limited [Member] | Within three years following the completion of Sogou's IPO [Member]
Organization and Nature of Operations [Line Items]
Number of Directors entitled to elect or appoint under the Voting Agreement	2
IPO [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
The condition period after the completion of Sogou's IPO to reinstate or terminate voting arrangements	5 years
Ordinary Shares [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Minimum percentage of consent from holder required	15.00%
Ordinary Shares [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Approximate percentage of Sogou's total outstanding Class A and Class B Ordinary Shares	34.00%
Approximate voting power of Sogou's total outstanding Class A and Class B Ordinary Shares	44.00%
Ordinary Shares [Member] | Sohu.com Limited [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Total voting power held alone by Sohu to automatically suspend the voting arrangements with respect to the size and composition of Sogou's Board of Directors	50.00%
Ordinary Shares [Member] | Tencent Holdings Limited [Member]
Organization and Nature of Operations [Line Items]
Approximate percentage of Sogou's total outstanding Class A and Class B Ordinary Shares	39.00%
Approximate voting power of Sogou's total outstanding Class A and Class B Ordinary Shares	52.00%
Ordinary Shares [Member] | Tencent Holdings Limited [Member] | After three years following the completion of Sogou's IPO [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Number of Directors entitled to elect or appoint under the Voting Agreement	1
Ordinary Shares [Member] | Sohu and Tencent [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Minimum percentage of total voting power held by Sohu and Tencent together to remove and replace the directors appointed	50.00%
Minimum percentage of issued shares held with respect to required terms	15.00%
Class B Ordinary Shares [Member] | Tencent Holdings Limited [Member] | Maximum [Member]
Organization and Nature of Operations [Line Items]
Maximum number of ordinary shares held by Tencent to be required to vote | shares	45,578,896
Class B Ordinary Shares [Member] | Tencent Holdings Limited [Member] | Within three years following the completion of Sogou's IPO [Member]
Organization and Nature of Operations [Line Items]
Number of ordinary shares to be voted to select directors | shares	45,578,896
Class B Ordinary Shares [Member] | IPO [Member] | Sohu.com Limited [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Minimum percentage of ordinary shares transfer to terminate the voting agreement	30.00%